Financial Assets at Amortized Cost-Securities - Summary of Amortized Cost of Financial Assets at Amortized Cost (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	R$ 994,759	R$ 905,729	R$ 902,289
Financial assets securities [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	110,395	111,424
Fair Value	106,749	106,242
Financial assets securities [Member] | Current [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	14,661	26,057
Fair Value	14,119	25,652
Financial assets securities [Member] | Current [Member] | Up to one year [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	14,661	26,057
Fair Value	14,119	25,652
Financial assets securities [Member] | Non-current [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	95,734	85,367
Fair Value	92,630	80,590
Financial assets securities [Member] | Non-current [Member] | From one to five years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	51,820	53,303
Fair Value	50,970	50,650
Financial assets securities [Member] | Non-current [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	31,318	19,883
Fair Value	29,802	18,571
Financial assets securities [Member] | Non-current [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Amortized cost	12,596	12,181
Fair Value	R$ 11,858	R$ 11,369